SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Convertible Senior Notes, Revenue Recognition, Deferred Project Revenue, Cost of Revenues, Warranty Costs and Government Grants) (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) agreement	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of Agreements | agreement	2
Impairment losses of long-lived assets	$ 360,151	$ 1,432,296
Impairment loss from project assets with no further constructive value		929,951
Impairment losses from asset and liabilities held for sale	$ 502,345
Minimum
Term of product warranty	5 years
Term of service warranty	1 year
Maximum
Term of product warranty	10 years
Term of service warranty	2 years
Green Certificates
Revenue from green certificates	$ 0	$ 4,178,546	$ 1,957,109